DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of the change in fair value of a cash flow hedge	$ (15)	$ (18)	$ 10
Exposure to loss due to credit risk by counterparties	23
Notional amount	1,410
Unrealized losses, net of tax, to be reclassified in next 7 months	(23)
Cost of services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	9
Operating expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 149